Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Cost of sales	$ 2,107,533	$ 2,570,840
Selling and distribution	498,126	498,738
Administrative expenses	106,593	74,486
Total expenses by function	2,712,252	3,144,064
Cost of raw materials and purchased methanol	1,705,387	2,169,027
Ocean freight and other logistics	328,635	334,650
Employee expenses, including share-based compensation	246,779	184,171
Other expenses	74,322	112,089
Cost of sales and operating expenses	2,355,123	2,799,937
Depreciation and amortization	357,129	344,127
Total expenses by nature	$ 2,712,252	$ 3,144,064